Distribution Date:	12/17/21	Wells Fargo Commercial Mortgage Trust 2016-C37
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C37

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	5		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14-16		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor & Asset	Trimont Real Estate Advisors, LLC
		Representations Reviewer
Principal Prepayment Detail	20
			Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	21		3500 Lenox Road, Suite G1 | Atlanta, GA 30326
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	25		9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000PAA2	1.944000%	35,482,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000PAB0	3.103000%	105,724,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000PAC8	3.704000%	28,449,000.00	20,992,267.62	900,261.46	64,796.13	0.00	0.00	965,057.59	20,092,006.16	37.47%	30.00%
A-4	95000PAD6	3.525000%	120,000,000.00	120,000,000.00	0.00	352,500.00	0.00	0.00	352,500.00	120,000,000.00	37.47%	30.00%
A-5	95000PAE4	3.794000%	188,138,000.00	188,138,000.00	0.00	594,829.64	0.00	0.00	594,829.64	188,138,000.00	37.47%	30.00%
A-SB	95000PAF1	3.615000%	47,561,000.00	47,561,000.00	993.93	143,277.51	0.00	0.00	144,271.44	47,560,006.07	37.47%	30.00%
A-S	95000PAG9	4.015509%	58,165,000.00	58,165,000.00	0.00	194,635.09	0.00	0.00	194,635.09	58,165,000.00	27.79%	22.25%
B	95000PAK0	4.317509%	38,463,000.00	38,463,000.00	0.00	138,386.97	0.00	0.00	138,386.97	38,463,000.00	21.39%	17.13%
C	95000PAL8	4.492509%	34,711,000.00	34,711,000.00	0.00	129,949.58	0.00	0.00	129,949.58	34,711,000.00	15.61%	12.50%
D	95000PAX2	3.192509%	37,525,000.00	37,525,000.00	0.00	99,832.43	0.00	0.00	99,832.43	37,525,000.00	9.37%	7.50%
E	95000PAZ7	2.892509%	10,320,000.00	10,320,000.00	0.00	24,875.58	0.00	0.00	24,875.58	10,320,000.00	7.65%	6.13%
F	95000PBB9	2.892509%	7,505,000.00	7,505,000.00	0.00	18,090.24	0.00	0.00	18,090.24	7,505,000.00	6.40%	5.13%
G	95000PBD5	2.892509%	8,443,000.00	8,443,000.00	0.00	20,351.21	0.00	0.00	20,351.21	8,443,000.00	5.00%	4.00%
H	95000PBF0	2.892509%	7,505,000.00	7,505,000.00	0.00	18,090.24	0.00	0.00	18,090.24	7,505,000.00	3.75%	3.00%
J*	95000PBH6	2.892509%	22,515,779.00	22,515,779.00	0.00	54,272.59	0.00	0.00	54,272.59	22,515,779.00	0.00%	0.00%
V	95000PBK9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000PBM5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			750,506,779.02	601,844,046.62	901,255.39	1,853,887.21	0.00	0.00	2,755,142.60	600,942,791.23

Notional Certificates
X-A	95000PAH7	0.811819%	525,354,000.00	376,691,267.62	0.00	254,837.61	0.00	0.00	254,837.61	375,790,012.23
X-B	95000PAJ3	0.356788%	96,628,000.00	96,628,000.00	0.00	28,729.78	0.00	0.00	28,729.78	96,628,000.00
X-D	95000PAM6	1.300000%	37,525,000.00	37,525,000.00	0.00	40,652.08	0.00	0.00	40,652.08	37,525,000.00
X-EF	95000PAP9	1.600000%	17,825,000.00	17,825,000.00	0.00	23,766.67	0.00	0.00	23,766.67	17,825,000.00
X-G	95000PAR5	1.600000%	8,443,000.00	8,443,000.00	0.00	11,257.33	0.00	0.00	11,257.33	8,443,000.00
										Certificate Distribution Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-H	95000PAT1	1.600000%	7,505,000.00	7,505,000.00	0.00	10,006.67	0.00	0.00	10,006.67	7,505,000.00
X-J	95000PAV6	1.600000%	22,515,779.00	22,515,779.00	0.00	30,021.04	0.00	0.00	30,021.04	22,515,779.00
Notional SubTotal			715,795,779.00	567,133,046.62	0.00	399,271.18	0.00	0.00	399,271.18	566,231,791.23

Deal Distribution Total					901,255.39	2,253,158.39	0.00	0.00	3,154,413.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000PAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000PAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000PAC8	737.89123062	31.64474885	2.27762417	0.00000000	0.00000000	0.00000000	0.00000000	33.92237302	706.24648177
A-4	95000PAD6	1,000.00000000	0.00000000	2.93750000	0.00000000	0.00000000	0.00000000	0.00000000	2.93750000	1,000.00000000
A-5	95000PAE4	1,000.00000000	0.00000000	3.16166665	0.00000000	0.00000000	0.00000000	0.00000000	3.16166665	1,000.00000000
A-SB	95000PAF1	1,000.00000000	0.02089800	3.01249995	0.00000000	0.00000000	0.00000000	0.00000000	3.03339795	999.97910200
A-S	95000PAG9	1,000.00000000	0.00000000	3.34625789	0.00000000	0.00000000	0.00000000	0.00000000	3.34625789	1,000.00000000
B	95000PAK0	1,000.00000000	0.00000000	3.59792450	0.00000000	0.00000000	0.00000000	0.00000000	3.59792450	1,000.00000000
C	95000PAL8	1,000.00000000	0.00000000	3.74375789	0.00000000	0.00000000	0.00000000	0.00000000	3.74375789	1,000.00000000
D	95000PAX2	1,000.00000000	0.00000000	2.66042452	0.00000000	0.00000000	0.00000000	0.00000000	2.66042452	1,000.00000000
E	95000PAZ7	1,000.00000000	0.00000000	2.41042442	0.00000000	0.00000000	0.00000000	0.00000000	2.41042442	1,000.00000000
F	95000PBB9	1,000.00000000	0.00000000	2.41042505	0.00000000	0.00000000	0.00000000	0.00000000	2.41042505	1,000.00000000
G	95000PBD5	1,000.00000000	0.00000000	2.41042402	0.00000000	0.00000000	0.00000000	0.00000000	2.41042402	1,000.00000000
H	95000PBF0	1,000.00000000	0.00000000	2.41042505	0.00000000	0.00000000	0.00000000	0.00000000	2.41042505	1,000.00000000
J	95000PBH6	1,000.00000000	0.00000000	2.41042471	0.00000000	0.91424418	0.00000000	0.00000000	2.41042471	1,000.00000000
V	95000PBK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000PBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000PAH7	717.02369758	0.00000000	0.48507789	0.00000000	0.00000000	0.00000000	0.00000000	0.48507789	715.30817740
X-B	95000PAJ3	1,000.00000000	0.00000000	0.29732355	0.00000000	0.00000000	0.00000000	0.00000000	0.29732355	1,000.00000000
X-D	95000PAM6	1,000.00000000	0.00000000	1.08333324	0.00000000	0.00000000	0.00000000	0.00000000	1.08333324	1,000.00000000
X-EF	95000PAP9	1,000.00000000	0.00000000	1.33333352	0.00000000	0.00000000	0.00000000	0.00000000	1.33333352	1,000.00000000
X-G	95000PAR5	1,000.00000000	0.00000000	1.33333294	0.00000000	0.00000000	0.00000000	0.00000000	1.33333294	1,000.00000000
X-H	95000PAT1	1,000.00000000	0.00000000	1.33333378	0.00000000	0.00000000	0.00000000	0.00000000	1.33333378	1,000.00000000
X-J	95000PAV6	1,000.00000000	0.00000000	1.33333339	0.00000000	0.00000000	0.00000000	0.00000000	1.33333339	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/21 - 11/30/21	30	0.00	64,796.13	0.00	64,796.13	0.00	0.00	0.00	64,796.13	0.00
A-4	11/01/21 - 11/30/21	30	0.00	352,500.00	0.00	352,500.00	0.00	0.00	0.00	352,500.00	0.00
A-5	11/01/21 - 11/30/21	30	0.00	594,829.64	0.00	594,829.64	0.00	0.00	0.00	594,829.64	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	143,277.51	0.00	143,277.51	0.00	0.00	0.00	143,277.51	0.00
X-A	11/01/21 - 11/30/21	30	0.00	254,837.61	0.00	254,837.61	0.00	0.00	0.00	254,837.61	0.00
X-B	11/01/21 - 11/30/21	30	0.00	28,729.78	0.00	28,729.78	0.00	0.00	0.00	28,729.78	0.00
X-D	11/01/21 - 11/30/21	30	0.00	40,652.08	0.00	40,652.08	0.00	0.00	0.00	40,652.08	0.00
X-EF	11/01/21 - 11/30/21	30	0.00	23,766.67	0.00	23,766.67	0.00	0.00	0.00	23,766.67	0.00
X-G	11/01/21 - 11/30/21	30	0.00	11,257.33	0.00	11,257.33	0.00	0.00	0.00	11,257.33	0.00
X-H	11/01/21 - 11/30/21	30	0.00	10,006.67	0.00	10,006.67	0.00	0.00	0.00	10,006.67	0.00
X-J	11/01/21 - 11/30/21	30	0.00	30,021.04	0.00	30,021.04	0.00	0.00	0.00	30,021.04	0.00
A-S	11/01/21 - 11/30/21	30	0.00	194,635.09	0.00	194,635.09	0.00	0.00	0.00	194,635.09	0.00
B	11/01/21 - 11/30/21	30	0.00	138,386.97	0.00	138,386.97	0.00	0.00	0.00	138,386.97	0.00
C	11/01/21 - 11/30/21	30	0.00	129,949.58	0.00	129,949.58	0.00	0.00	0.00	129,949.58	0.00
D	11/01/21 - 11/30/21	30	0.00	99,832.43	0.00	99,832.43	0.00	0.00	0.00	99,832.43	0.00
E	11/01/21 - 11/30/21	30	0.00	24,875.58	0.00	24,875.58	0.00	0.00	0.00	24,875.58	0.00
F	11/01/21 - 11/30/21	30	0.00	18,090.24	0.00	18,090.24	0.00	0.00	0.00	18,090.24	0.00
G	11/01/21 - 11/30/21	30	0.00	20,351.21	0.00	20,351.21	0.00	0.00	0.00	20,351.21	0.00
H	11/01/21 - 11/30/21	30	0.00	18,090.24	0.00	18,090.24	0.00	0.00	0.00	18,090.24	0.00
J	11/01/21 - 11/30/21	30	20,535.42	54,272.59	0.00	54,272.59	0.00	0.00	0.00	54,272.59	20,584.92
Totals			20,535.42	2,253,158.39	0.00	2,253,158.39	0.00	0.00	0.00	2,253,158.39	20,584.92

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	3,154,413.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,261,697.45	Master Servicing Fee	3,053.53
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,722.29
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	250.77
ARD Interest	0.00	Operating Advisor Fee	1,046.92
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	175.54
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,261,697.45	Total Fees	8,539.05

Principal		Expenses/Reimbursements
Scheduled Principal	797,438.88	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	103,816.51	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	901,255.39	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,253,158.39
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	901,255.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,154,413.78
Total Funds Collected	3,162,952.84	Total Funds Distributed	3,162,952.83

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	601,844,047.33	601,844,047.33	Beginning Certificate Balance	601,844,046.62
(-) Scheduled Principal Collections	797,438.88	797,438.88	(-) Principal Distributions	901,255.39
(-) Unscheduled Principal Collections	103,816.51	103,816.51	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	600,942,791.94	600,942,791.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	601,844,047.37	601,844,047.37	Ending Certificate Balance	600,942,791.23
Ending Actual Collateral Balance	600,942,791.98	600,942,791.98

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.71)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.71)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	39,023,584.35	6.49%	59	4.7245	NAP	Defeased	4	39,023,584.35	6.49%	59	4.7245	NAP
2,000,000 or less	5	8,240,284.26	1.37%	60	5.1770	2.139362	1.30 or less	16	199,540,810.57	33.20%	53	4.7291	0.654945
2,000,001 to 3,000,000	8	21,156,626.08	3.52%	59	4.6291	1.893845	1.31 to 1.40	2	21,612,891.70	3.60%	60	4.6860	1.373803
3,000,001 to 4,000,000	7	23,169,295.48	3.86%	59	4.8797	1.702169	1.41 to 1.50	3	44,167,261.39	7.35%	56	3.9870	1.438956
4,000,001 to 5,000,000	2	9,195,766.67	1.53%	58	4.1343	1.994042	1.51 to 1.75	8	69,905,568.00	11.63%	59	4.8714	1.599115
5,000,001 to 6,000,000	1	5,277,545.42	0.88%	59	4.2691	1.170000	1.76 to 2.00	12	96,989,946.08	16.14%	60	4.6109	1.846814
6,000,001 to 7,000,000	4	25,284,376.04	4.21%	59	4.7632	1.813768	2.01 to 2.25	6	32,684,649.72	5.44%	59	4.2994	2.201873
7,000,001 to 8,000,000	4	29,724,095.83	4.95%	60	5.1669	0.997428	2.26 to 2.50	3	7,720,248.96	1.28%	60	4.7564	2.289627
8,000,001 to 9,000,000	4	33,997,695.97	5.66%	60	4.4279	1.962986	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	1	9,892,907.65	1.65%	60	5.3300	1.810000	3.76 to 3.00	1	10,485,896.45	1.74%	59	4.3940	2.900000
10,000,001 to 15,000,000	8	101,554,402.38	16.90%	60	4.7877	1.405998	3.01 or greater	5	78,811,934.72	13.11%	59	3.7221	3.914344
15,000,001 to 20,000,000	2	35,912,446.55	5.98%	58	4.1843	1.788294	Totals	60	600,942,791.94	100.00%	57	4.5093	1.671605
20,000,001 to 30,000,000	9	222,138,765.26	36.97%	53	4.4512	1.419266
30,000,001 to 50,000,000	1	36,375,000.00	6.05%	59	2.9882	3.830000
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	60	600,942,791.94	100.00%	57	4.5093	1.671605
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	39,023,584.35	6.49%	59	4.7245	NAP	Totals	105	600,942,791.94	100.00%	57	4.5093	1.671605
Arizona	5	16,640,684.54	2.77%	60	5.3274	0.298864
									Property Type³
California	10	55,300,509.64	9.20%	59	4.3796	2.116027
Connecticut	9	17,699,550.34	2.95%	60	4.9074	0.918417		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	5	8,097,672.83	1.35%	58	4.5118	1.864431		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	2	6,101,646.12	1.02%	60	5.3099	1.635782	Defeased	6	39,023,584.35	6.49%	59	4.7245	NAP
Hawaii	2	52,500,000.00	8.74%	59	4.1995	2.145000	Industrial	15	33,585,896.45	5.59%	60	4.6478	2.198456
Illinois	8	15,150,000.00	2.52%	60	4.7630	1.880000	Lodging	11	136,386,081.90	22.70%	59	4.7343	1.489381
Louisiana	2	23,660,454.62	3.94%	54	3.7757	1.410251	Mixed Use	1	3,495,340.57	0.58%	59	4.4400	2.280000
Maryland	3	3,856,896.39	0.64%	57	4.1140	1.430000	Mobile Home Park	24	34,528,669.05	5.75%	58	4.3477	1.764307
Massachusetts	1	15,000,000.00	2.50%	60	4.7400	1.190000	Multi-Family	25	120,013,261.11	19.97%	59	4.5991	1.638913
Michigan	10	25,911,821.38	4.31%	59	4.5537	1.822688	Office	3	64,807,589.33	10.78%	57	4.3283	1.058077
Minnesota	1	1,356,772.21	0.23%	57	4.1140	1.430000	Retail	15	151,476,527.36	25.21%	52	4.2077	2.040522
Mississippi	1	2,397,463.39	0.40%	60	5.3900	1.720000	Self Storage	5	17,625,841.82	2.93%	60	5.0032	1.315337
Missouri	1	2,130,000.00	0.35%	60	4.7630	1.880000	Totals	105	600,942,791.94	100.00%	57	4.5093	1.671605
Nevada	3	42,456,962.59	7.07%	59	4.5809	1.507893
New Jersey	1	20,271,986.73	3.37%	58	4.4500	1.550000
New York	3	46,935,079.76	7.81%	57	4.5481	0.692938
North Carolina	6	60,682,862.73	10.10%	42	4.8870	1.265438
Ohio	2	6,605,389.07	1.10%	59	4.8105	1.106257
Pennsylvania	2	21,612,891.70	3.60%	60	4.6860	1.373803
Texas	11	54,698,407.66	9.10%	60	4.9349	1.566435
Vermont	1	2,738,576.61	0.46%	58	4.8650	1.680000
Virginia	4	45,423,417.38	7.56%	59	3.2682	3.644743
Wisconsin	6	14,690,161.90	2.44%	59	4.3385	1.861886

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	39,023,584.35	6.49%	59	4.7245	NAP	Defeased	4	39,023,584.35	6.49%	59	4.7245	NAP
	3.000% or less	1	36,375,000.00	6.05%	59	2.9882	3.830000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.750%	1	21,366,615.26	3.56%	54	3.6990	1.450000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.250%	6	115,777,659.58	19.27%	58	4.1430	1.593187	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	15	104,754,584.82	17.43%	59	4.3410	2.036535	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	7	60,350,424.63	10.04%	60	4.6928	1.644910	49 months or greater	56	561,919,207.59	93.51%	57	4.4943	1.678879
	4.751% to 5.000%	12	146,605,480.37	24.40%	52	4.8645	1.349051	Totals	60	600,942,791.94	100.00%	57	4.5093	1.671605
	5.001% to 5.250%	5	28,927,454.60	4.81%	60	5.0818	1.117025
	5.251% to 5.500%	7	34,352,745.49	5.72%	60	5.3658	1.317907
	5.501% or greater	2	13,409,242.84	2.23%	60	5.6372	0.049879
	Totals	60	600,942,791.94	100.00%	57	4.5093	1.671605
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	39,023,584.35	6.49%	59	4.7245	NAP	Defeased	4	39,023,584.35	6.49%	59	4.7245	NAP
	60 months or less	56	561,919,207.59	93.51%	57	4.4943	1.678879	Interest Only	5	127,375,000.00	21.20%	58	3.8456	2.314612
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	55,953,651.69	9.31%	57	4.4172	1.563355
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	42	378,590,555.90	63.00%	56	4.7240	1.482063
	Totals	60	600,942,791.94	100.00%	57	4.5093	1.671605	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	600,942,791.94	100.00%	57	4.5093	1.671605
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	39,023,584.35	6.49%	59	4.7245	NAP				None
Underwriter's Information		1	26,250,000.00	4.37%	59	4.1995	4.470000
	12 months or less	54	527,169,207.59	87.72%	57	4.5105	1.517467
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	8,500,000.00	1.41%	60	4.3990	3.070000
	Totals	60	600,942,791.94	100.00%	57	4.5093	1.671605
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306931010	LO	Honolulu	HI	Actual/360	4.199%	91,864.06	0.00	0.00	N/A	11/01/26	--	26,250,000.00	26,250,000.00	12/01/21
1A	306931011	LO	Honolulu	HI	Actual/360	4.199%	91,864.06	0.00	0.00	N/A	11/01/26	--	26,250,000.00	26,250,000.00	12/01/21
4	883100619	RT	Woodbridge	VA	Actual/360	2.988%	90,580.21	0.00	0.00	N/A	11/01/26	--	36,375,000.00	36,375,000.00	12/01/21
5	310936587	RT	Gastonia	NC	Actual/360	4.850%	119,928.01	50,252.60	0.00	N/A	11/11/23	--	29,672,910.21	29,622,657.61	12/11/21
6	28000906	OF	New York	NY	Actual/360	4.109%	102,725.00	0.00	0.00	N/A	07/06/26	--	30,000,000.00	30,000,000.00	12/06/21
7	883100641	MF	Las Vegas	NV	Actual/360	4.269%	58,051.94	30,205.57	0.00	N/A	11/06/26	--	16,317,801.65	16,287,596.08	12/06/21
8	883100636	MF	Los Angeles	CA	Actual/360	4.269%	28,863.81	15,018.41	0.00	N/A	11/06/26	--	8,113,320.75	8,098,302.34	12/06/21
9	883100651	LO	Las Vegas	NV	Actual/360	4.835%	94,419.03	39,778.94	0.00	N/A	11/06/26	--	23,433,884.62	23,394,105.68	12/06/21
10	310938752	RT	Slidell	LA	Actual/360	3.699%	66,053.05	61,786.82	0.00	N/A	06/11/26	--	21,428,402.08	21,366,615.26	12/11/21
11	883100663	IN	Various	Various	Actual/360	4.763%	91,687.75	0.00	0.00	N/A	12/06/26	--	23,100,000.00	23,100,000.00	12/06/21
12	300571630	MF	Houston	TX	Actual/360	4.980%	90,947.68	31,704.71	0.00	N/A	12/06/26	--	21,915,104.69	21,883,399.98	12/06/21
13	28000964	OF	Newark	NJ	Actual/360	4.450%	75,288.36	30,492.58	0.00	N/A	10/06/26	--	20,302,479.31	20,271,986.73	12/06/21
14	28200945	MH	Various	Various	Actual/360	4.114%	67,391.32	32,314.92	0.00	N/A	09/06/26	--	19,657,165.39	19,624,850.47	12/06/21
15	301741164	MF	Various	GA	Actual/360	4.182%	55,621.23	29,773.02	0.00	N/A	12/06/26	--	15,960,179.65	15,930,406.63	12/06/21
16	883100667	OF	Cranberry Township	PA	Actual/360	4.611%	55,941.84	23,106.66	0.00	N/A	12/06/26	--	14,558,709.26	14,535,602.60	12/06/21
17	301741165	MF	Mansfield	CT	Actual/360	5.060%	63,120.33	125,317.81	0.00	N/A	12/06/26	--	14,969,247.98	14,843,930.17	12/06/21
18	301741168	RT	Plymouth	MA	Actual/360	4.740%	59,250.00	0.00	0.00	N/A	12/06/26	--	15,000,000.00	15,000,000.00	12/06/21
19	310936188	RT	Durham	NC	Actual/360	4.740%	56,503.04	19,048.45	0.00	N/A	12/11/26	--	14,304,567.08	14,285,518.63	12/11/21
20	310937159	RT	Victorville	CA	Actual/360	5.270%	55,926.53	29,634.49	0.00	N/A	11/11/26	--	12,734,693.17	12,705,058.68	12/11/21
22	410935761	RT	Various	MI	Actual/360	4.890%	45,723.48	18,884.78	0.00	N/A	11/11/26	--	11,220,486.30	11,201,601.52	12/11/21
23	883100638	MF	North Hollywood	CA	Actual/360	4.269%	39,079.66	20,333.91	0.00	N/A	11/06/26	--	10,984,889.18	10,964,555.27	12/06/21
24	883100660	IN	Various	Various	Actual/360	4.394%	38,465.73	19,081.02	0.00	N/A	11/06/26	--	10,504,977.47	10,485,896.45	12/06/21
25	301741166	LO	Tempe	AZ	Actual/360	5.627%	48,075.95	15,260.15	0.00	N/A	12/06/26	--	10,252,557.89	10,237,297.74	12/06/21
26	28000982	LO	Hauppauge	NY	Actual/360	5.330%	44,009.70	15,468.10	0.00	N/A	12/06/26	--	9,908,375.75	9,892,907.65	12/06/21
28	307170028	SS	Lakeway	TX	Actual/360	4.990%	35,525.91	14,073.57	0.00	N/A	12/11/26	--	8,543,305.30	8,529,231.73	12/11/21
29	883100653	MF	Various	WI	Actual/360	4.060%	30,058.70	14,182.34	0.00	N/A	11/06/26	--	8,884,344.24	8,870,161.90	12/06/21
30	301741162	LO	Goldsboro	NC	Actual/360	5.440%	35,628.87	17,790.71	0.00	N/A	12/06/26	--	7,859,309.67	7,841,518.96	12/06/21
31	883100662	RT	Chula Vista	CA	Actual/360	4.399%	31,159.58	0.00	0.00	N/A	12/01/26	--	8,500,000.00	8,500,000.00	12/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	307170032	LO	Reading	PA	Actual/360	4.840%	28,652.74	26,694.93	0.00	N/A	11/11/26	--	7,103,984.03	7,077,289.10	12/11/21
33	28000981	MF	Houston	TX	Actual/360	5.050%	32,716.55	11,115.08	0.00	N/A	12/06/26	--	7,774,230.74	7,763,115.66	12/06/21
34	300571633	LO	Cheektowaga	NY	Actual/360	5.320%	31,269.19	11,028.40	0.00	N/A	12/06/26	--	7,053,200.51	7,042,172.11	12/06/21
35	300571628	MF	Houston	TX	Actual/360	4.800%	27,581.42	11,768.48	0.00	N/A	11/06/26	--	6,895,353.86	6,883,585.38	12/06/21
36	28000932	RT	Various	Various	Actual/360	4.850%	25,521.28	15,654.43	0.00	N/A	09/06/26	--	6,314,543.56	6,298,889.13	12/06/21
37	301741161	LO	Charlotte	NC	Actual/360	4.744%	24,573.10	15,310.96	0.00	N/A	12/06/26	--	6,215,792.05	6,200,481.09	12/06/21
38	301741160	LO	Banning	CA	Actual/360	4.637%	23,583.37	12,646.69	0.00	N/A	12/06/26	--	6,103,094.66	6,090,447.97	12/06/21
39	28000967	LO	Centerville	OH	Actual/360	4.867%	24,822.51	10,337.55	0.00	N/A	11/06/26	--	6,120,199.15	6,109,861.60	12/06/21
40	883100629	MF	Los Angeles	CA	Actual/360	4.269%	18,810.13	9,787.27	0.00	N/A	11/06/26	--	5,287,332.69	5,277,545.42	12/06/21
41	410936187	MH	Lowell	MI	Actual/360	4.010%	16,025.57	13,035.83	0.00	N/A	10/11/26	--	4,795,683.04	4,782,647.21	12/11/21
42	883100637	MF	Whittier	CA	Actual/360	4.269%	15,729.16	8,184.19	0.00	N/A	11/06/26	--	4,421,303.65	4,413,119.46	12/06/21
43	307170043	MH	Fond du Lac	WI	Actual/360	4.950%	16,896.25	6,829.83	0.00	N/A	11/11/26	--	4,096,059.74	4,089,229.91	12/11/21
44	300571634	RT	Scottsdale	AZ	Actual/360	5.350%	16,986.15	5,350.40	0.00	N/A	12/06/26	--	3,809,977.70	3,804,627.30	12/06/21
45	883100639	MF	Rialto	CA	Actual/360	4.269%	11,675.25	6,074.86	0.00	N/A	11/06/26	--	3,281,792.78	3,275,717.92	12/06/21
46	410937608	MU	Frisco	TX	Actual/360	4.440%	12,950.00	4,659.43	0.00	N/A	11/11/26	--	3,500,000.00	3,495,340.57	12/11/21
47	301741169	RT	Braselton	GA	Actual/360	4.920%	12,056.41	10,887.64	0.00	N/A	12/06/26	--	2,940,588.66	2,929,701.02	12/06/21
48	410935516	RT	Southfield	MI	Actual/360	4.870%	12,746.30	5,302.58	0.00	N/A	11/11/26	--	3,140,772.72	3,135,470.14	12/11/21
49	600937288	MH	Saginaw	MI	Actual/360	4.380%	11,373.66	5,672.02	0.00	N/A	11/11/26	--	3,116,070.81	3,110,398.79	12/11/21
50	307170050	SS	Woodland	CA	Actual/360	5.140%	13,623.48	4,784.12	0.00	N/A	12/11/26	--	3,180,579.78	3,175,795.66	12/11/21
51	300571635	MF	Albany	GA	Actual/360	5.670%	15,006.74	4,083.78	0.00	N/A	12/06/26	--	3,176,028.88	3,171,945.10	12/06/21
52	883100625	MF	Hawthorne	CA	Actual/360	4.269%	10,378.00	5,399.88	0.00	N/A	11/06/26	--	2,917,148.81	2,911,748.93	12/06/21
53	28000933	RT	Brattleboro	VT	Actual/360	4.865%	11,130.01	6,749.29	0.00	N/A	10/06/26	--	2,745,325.90	2,738,576.61	12/06/21
54	883100627	MF	Las Vegas	NV	Actual/360	4.269%	9,891.53	5,146.76	0.00	N/A	11/06/26	--	2,780,407.59	2,775,260.83	12/06/21
55	883100632	MF	San Bernardino	CA	Actual/360	4.269%	9,242.91	4,809.26	0.00	N/A	11/06/26	--	2,598,085.93	2,593,276.67	12/06/21
56	300571613	RT	Big Spring	TX	Actual/360	4.620%	9,706.56	4,424.05	0.00	N/A	11/06/26	--	2,521,183.32	2,516,759.27	12/06/21
57	300571636	MH	Ocean Springs	MS	Actual/360	5.390%	10,783.16	3,239.51	0.00	N/A	12/06/26	--	2,400,702.90	2,397,463.39	12/06/21
58	410936727	SS	Shreveport	LA	Actual/360	4.490%	8,596.35	3,625.76	0.00	N/A	11/11/26	--	2,297,465.12	2,293,839.36	12/11/21
59	307170059	SS	Crowley	TX	Actual/360	5.180%	7,996.05	2,961.47	0.00	N/A	12/11/26	--	1,852,367.21	1,849,405.74	12/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
60	307170060	MH	Fort Myers	FL	Actual/360	4.700%	6,759.84	4,301.44	0.00	N/A	11/11/26	--	1,725,916.51	1,721,615.07	12/11/21
61	307170061	SS	Saint Paul	TX	Actual/360	5.300%	7,861.70	2,439.20	0.00	N/A	12/11/26	--	1,780,008.53	1,777,569.33	12/11/21
62	307170062	MH	Ocala	FL	Actual/360	5.500%	7,328.36	2,429.09	0.00	N/A	12/11/26	--	1,598,915.84	1,596,486.75	12/11/21
63	300571637	MH	New Bern	NC	Actual/360	5.240%	5,668.89	3,011.65	0.00	N/A	12/06/26	--	1,298,219.02	1,295,207.37	12/06/21
Totals							2,261,697.45	901,255.39	0.00				601,844,047.33	600,942,791.94
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1	(9,944,765.15)	(5,699,277.52)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	36,932,274.66	26,551,953.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,139,253.76	1,393,811.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,904,736.60	1,467,458.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,383,394.19	1,240,431.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	980,115.63	473,353.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	763,612.02	1,752,346.27	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,039,025.00	5,268,785.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,732,496.94	2,942,009.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,503,945.72	1,864,438.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	11,968,308.00	6,368,964.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	8,158,308.75	6,118,508.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,408,941.30	1,093,914.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	621,823.21	467,280.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	938,135.96	821,037.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,764,546.40	1,407,823.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,020,567.56	983,654.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,381,256.00	680,736.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,531,858.88	1,161,982.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	577,787.51	(130,938.61)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	607,652.90	1,488,097.16	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	709,807.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,085,858.00	776,923.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,214,118.83	1,177,710.65	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,332,870.00	619,968.00	01/01/19	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	691,137.24	478,980.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	2,831.43	0.00
33	661,281.23	163,515.81	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	(126,659.63)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	966,637.74	232,293.55	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	200,993.62	547,853.42	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	985,467.31	1,598,118.42	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	273,679.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	471,889.48	311,337.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	698,987.70	589,027.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	500,944.83	260,388.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	239,973.26	229,422.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	416,362.41	102,836.85	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	360,433.90	300,366.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	489,156.00	493,050.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	398,463.02	367,741.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	435,394.00	344,843.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	301,210.54	159,322.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	342,365.35	64,082.10	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	358,019.94	193,833.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	376,767.40	282,575.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	356,262.97	207,452.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	346,032.40	186,967.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	286,524.21	268,670.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	210,035.68	147,973.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	136,387.86	78,272.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	211,622.66	175,822.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	261,468.27	117,565.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	210,285.66	111,068.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	349,600.48	295,558.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	235,453.84	190,310.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	97,128,429.51	69,063,901.00				0.00	0.00	0.00	0.00	2,831.43	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
17	301741165	103,816.51	Partial Liquidation (Curtailment)	0.00	0.00
Totals		103,816.51		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	103,816.51	0	0.00	4.509259%	4.492235%	57
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.509535%	4.492509%	58
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	52,000,000.00	4.509695%	4.492668%	59
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.444701%	4.427723%	55
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	12,600,000.00	4.507629%	4.488220%	53
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.502843%	4.483486%	53
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.503227%	4.481362%	54
05/17/21	0	0.00	0	0.00	1	7,114,230.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.503416%	4.481549%	55
04/16/21	0	0.00	0	0.00	1	7,124,940.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.503630%	4.481759%	56
03/17/21	1	10,364,212.96	0	0.00	1	7,134,553.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.503816%	4.481944%	57
02/18/21	1	10,382,111.17	0	0.00	1	7,147,277.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.504076%	4.482202%	59
01/15/21	0	0.00	0	0.00	1	7,156,789.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.504259%	4.482383%	60
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0			0
0 - 6 Months		0	0	0			0
7 - 12 Months		0	0	0			0
13 - 24 Months		29,622,658	29,622,658	0			0
25 - 36 Months		0	0	0			0
37 - 48 Months		0	0	0			0
49 - 60 Months		571,320,134	571,320,134	0			0
> 60 Months		0	0	0			0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Dec-21	600,942,792	600,942,792	0	0		0	0
Nov-21	601,844,047	601,844,047	0	0		0	0
Oct-21	602,577,575	602,577,575	0	0		0	0
Sep-21	655,364,471	655,364,471	0	0		0	0
Aug-21	694,112,547	694,112,547	0	0		0	0
Jul-21	707,334,932	707,334,932	0	0		0	0
Jun-21	708,286,986	708,286,986	0	0		0	0
May-21	709,029,751	701,915,521	0	0		7,114,230	0
Apr-21	709,830,088	702,705,148	0	0		7,124,940	0
Mar-21	710,566,650	693,067,883	10,364,213	0		7,134,554	0
Feb-21	711,482,561	693,953,172	10,382,111	0		7,147,278	0
Jan-21	712,212,467	705,055,678	0	0	0	7,156,789	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 23 of 30

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	310936587	30,418,634.82	4.85000%	30,418,634.82	4.85000%	10	07/07/20	05/11/20	08/11/20
9	883100651	23,955,891.94	4.83500%	23,955,891.94	4.83500%	10	08/10/20	09/06/20	10/13/20
17	301741165	15,009,891.04	5.06000%	15,009,891.04	5.06000%	8	08/06/20	08/06/20	10/13/20
17	301741165	0.00	5.06000%	0.00	5.06000%	8	09/21/20	08/06/20	10/13/20
32	307170032	7,509,186.74	4.84000%	7,509,186.74	4.84000%	10	07/17/20	05/06/20	08/11/20
32	307170032	0.00	4.84000%	0.00	4.84000%	10	07/01/20	04/11/20	08/11/20
37	301741161	6,446,256.78	4.74400%	6,446,256.78	4.74400%	10	07/01/20	04/11/20	08/11/20
37	301741161	0.00	4.74400%	0.00	4.74400%	10	07/17/20	05/06/20	08/11/20
Totals		83,339,861.32		83,339,861.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Revision
Servicer revised to pay principal on loan 410937608

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